UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30,
Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT
FUNDS, INC.
LEGG MASON PARTNERS MULTIPLE DISCIPLINE
FUNDS ALL CAP GROWTH AND VALUE
FORM N-Q
JANUARY 31, 2007

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security	Value

COMMON STOCKS — 97.5%
CONSUMER DISCRETIONARY — 17.3%
Internet & Catalog Retail — 2.2%
90,000	Amazon.com Inc. *	$3,390,300
94,150	Expedia Inc. *	2,019,517
51,550	IAC/InterActiveCorp. *	1,979,520

	Total Internet & Catalog Retail	7,389,337

Media — 11.7%
110,325	Cablevision Systems Corp., New York Group, Class A Shares*	3,341,744
109,890	Comcast Corp., Special Class A Shares *	4,775,819
45,840	Discovery Holding Co., Class A Shares *	759,569
194,500	Interpublic Group of Cos. Inc. *	2,559,620
26,377	Liberty Global Inc., Series A Shares *	792,893
12,935	Liberty Global Inc., Series C Shares *	365,155
17,420	Liberty Media Holding Corp., Capital Group, Series A Shares *	1,782,066
149,100	Liberty Media Holding Corp., Interactive Group, Series A Shares *	3,633,567
156,420	News Corp., Class B Shares	3,824,469
205,240	Pearson PLC, ADR	3,236,635
308,200	Time Warner Inc.	6,740,334
179,500	Walt Disney Co.	6,313,015

	Total Media	38,124,886

Specialty Retail — 3.4%
55,500	Bed Bath & Beyond Inc. *	2,341,545
98,540	Charming Shoppes Inc. *	1,292,845
40,000	Gap Inc.	766,800
163,900	Home Depot Inc.	6,677,286

	Total Specialty Retail	11,078,476

	TOTAL CONSUMER DISCRETIONARY	56,592,699

CONSUMER STAPLES — 6.9%
Beverages — 2.1%
81,700	Coca-Cola Co.	3,911,796
45,305	PepsiCo Inc.	2,955,698

	Total Beverages	6,867,494

Food & Staples Retailing — 1.0%
71,000	Wal-Mart Stores Inc.	3,385,990

Food Products — 2.0%
126,500	Unilever PLC, ADR	3,454,715
59,962	Wm. Wrigley Jr. Co.	3,089,242

	Total Food Products	6,543,957

Household Products — 1.8%
25,000	Kimberly-Clark Corp.	1,735,000
62,750	Procter & Gamble Co.	4,070,593

	Total Household Products	5,805,593

	TOTAL CONSUMER STAPLES	22,603,034

ENERGY — 8.9%
Energy Equipment & Services — 3.1%
25,600	Baker Hughes Inc.	1,767,168
40,000	BJ Services Co.	1,106,400
44,600	GlobalSantaFe Corp.	2,587,246
32,540	Grant Prideco Inc. *	1,274,917
80,160	Weatherford International Ltd. *	3,236,861

	Total Energy Equipment & Services	9,972,592

Oil, Gas & Consumable Fuels — 5.8%
140,000	Anadarko Petroleum Corp.	6,125,000
10,000	Chevron Corp.	728,800
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 5.8% (continued)
112,450	Exxon Mobil Corp.	$8,332,545
30,780	Murphy Oil Corp.	1,530,074
87,930	Williams Cos. Inc.	2,373,231

	Total Oil, Gas & Consumable Fuels	19,089,650

	TOTAL ENERGY	29,062,242

FINANCIALS — 13.1%
Capital Markets — 4.9%
10,000	Franklin Resources Inc.	1,191,100
49,700	Lehman Brothers Holdings Inc.	4,087,328
81,710	Merrill Lynch & Co. Inc.	7,644,788
40,210	State Street Corp.	2,856,920

	Total Capital Markets	15,780,136

Consumer Finance — 1.0%
56,170	American Express Co.	3,270,217

Diversified Financial Services — 2.2%
61,842	Bank of America Corp.	3,251,652
78,831	JPMorgan Chase & Co.	4,014,863

	Total Diversified Financial Services	7,266,515

Insurance — 2.7%
80,630	American International Group Inc.	5,519,124
64,660	Chubb Corp.	3,364,906

	Total Insurance	8,884,030

Thrifts & Mortgage Finance — 2.3%
56,070	MGIC Investment Corp.	3,460,641
85,500	PMI Group Inc.	4,088,610

	Total Thrifts & Mortgage Finance	7,549,251

	TOTAL FINANCIALS	42,750,149

HEALTH CARE — 17.7%
Biotechnology — 6.8%
6,945	Alkermes Inc. *	103,620
70,800	Amgen Inc. *	4,982,196
122,750	Biogen Idec Inc. *	5,933,735
36,460	Genentech Inc. *	3,185,510
50,840	Genzyme Corp. *	3,341,713
92,000	ImClone Systems Inc. *	2,710,320
176,780	Millennium Pharmaceuticals Inc. *	1,962,258

	Total Biotechnology	22,219,352

Health Care Providers & Services — 1.4%
88,300	UnitedHealth Group Inc.	4,614,558

Pharmaceuticals — 9.5%
69,585	Abbott Laboratories	3,688,005
31,000	Eli Lilly & Co.	1,677,720
67,695	Forest Laboratories Inc. *	3,798,367
48,400	GlaxoSmithKline PLC, ADR	2,619,892
110,200	Johnson & Johnson	7,361,360
30,500	Novartis AG, ADR	1,759,545
265,110	Pfizer Inc.	6,956,486
64,390	Wyeth	3,181,510

	Total Pharmaceuticals	31,042,885

	TOTAL HEALTH CARE	57,876,795

INDUSTRIALS — 9.3%
Aerospace & Defense — 3.5%
19,500	Boeing Co.	1,746,420
77,750	Honeywell International Inc.	3,552,398
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security	Value

Aerospace & Defense — 3.5% (continued)
36,935	L-3 Communications Holdings Inc.	$3,041,228
60,000	Raytheon Co.	3,114,000

	Total Aerospace & Defense	11,454,046

Building Products — 0.1%
12,975	Simpson Manufacturing Co. Inc.	424,412

Electrical Equipment — 1.1%
80,000	Emerson Electric Co.	3,597,600

Industrial Conglomerates — 3.1%
144,600	General Electric Co.	5,212,830
152,225	Tyco International Ltd.	4,852,933

	Total Industrial Conglomerates	10,065,763

Machinery — 1.5%
41,050	Caterpillar Inc.	2,630,073
64,105	Pall Corp.	2,228,290

	Total Machinery	4,858,363

	TOTAL INDUSTRIALS	30,400,184

INFORMATION TECHNOLOGY — 18.8%
Communications Equipment — 2.9%
255,900	Cisco Systems Inc. *	6,804,381
130,100	Motorola Inc.	2,582,485

	Total Communications Equipment	9,386,866

Computers & Peripherals — 2.8%
110,990	Dell Inc. *	2,691,507
22,380	International Business Machines Corp.	2,218,977
39,900	SanDisk Corp. *	1,603,980
94,907	Seagate Technology	2,571,031

	Total Computers & Peripherals	9,085,495

Electronic Equipment & Instruments — 0.8%
77,000	Agilent Technologies Inc. *	2,464,000

Internet Software & Services — 1.9%
33,500	eBay Inc. *	1,085,065
40,000	VeriSign Inc. *	956,000
146,500	Yahoo! Inc. *	4,147,415

	Total Internet Software & Services	6,188,480

Semiconductors & Semiconductor Equipment — 6.0%
105,000	Applied Materials Inc.	1,861,650
42,500	Broadcom Corp., Class A Shares *	1,356,600
61,690	Cree Inc. *	948,792
181,600	Intel Corp.	3,806,336
179,175	Micron Technology Inc. *	2,320,316
47,100	Novellus Systems Inc. *	1,452,093
225,933	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,464,929
151,300	Texas Instruments Inc.	4,719,047
44,427	Verigy Ltd. *	814,347

	Total Semiconductors & Semiconductor Equipment	19,744,110

Software — 4.4%
55,385	Advent Software Inc. *	1,980,014
53,000	Autodesk Inc. *	2,317,160
51,000	Electronic Arts Inc. *	2,550,000
241,900	Microsoft Corp.	7,465,034

	Total Software	14,312,208

	TOTAL INFORMATION TECHNOLOGY	61,181,159

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security	Value

MATERIALS — 3.7%
Chemicals — 1.4%
33,500	Dow Chemical Co.	$1,391,590
63,000	E.I. du Pont de Nemours & Co.	3,122,280

	Total Chemicals	4,513,870

Metals & Mining — 1.1%
107,120	Alcoa Inc.	3,459,976
59,976
Paper & Forest Products — 1.2%
53,930	Weyerhaeuser Co.	4,044,750

	TOTAL MATERIALS	12,018,596

TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 0.9%
73,700	Verizon Communications Inc.	2,838,924

Wireless Telecommunication Services — 0.9%
100,421	Vodafone Group PLC, ADR	2,951,373

	TOTAL TELECOMMUNICATION SERVICES	5,790,297

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $250,389,125)	318,275,155

Face
Amount

SHORT-TERM INVESTMENT — 2.7%
Repurchase Agreement — 2.7%
$9,028,000	Interest in $535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity — $9,029,319; (Fully collateralized by various U.S. government agency obligations, 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value — $9,208,560) (Cost — $9,028,000)	9,028,000

	TOTAL INVESTMENTS — 100.2% (Cost — $259,417,125#)	327,303,155
	Liabilities in Excess of Other Assets — (0.2)%	(758,746)

	TOTAL NET ASSETS — 100.0%	$326,544,409

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
The Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
On February 2, 2007, the Fund was renamed Legg Mason Partners All Cap Fund.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$73,106,911
Gross unrealized depreciation	(5,220,881)

Net unrealized appreciation	$67,886,030

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 29, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: March 29, 2007